CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	11 Months Ended
	Jan. 31, 2021	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (3,480)	$ (72,152,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5	4,867
Change in fair value of warrant liability		(21,828)
Share-based compensation		63,765,473
Changes in assets and liabilities:
Prepaid expenses		(13,385,639)
Security deposits		(10,352,306)
Accounts payable	277	221,775
Accrued expenses	3,198	254,289
Net cash used in operating activities		(31,665,933)
Cash flows from investing activities
Deposits on equipment		(114,856,314)
Purchases of property and equipment		(5,109,426)
Payments for deferred investment costs		(174,250)
Net cash used in investing activities		(120,139,990)
Cash flows from financing activities
Proceeds from borrowings on related party loan		7,038,038
Repayments under related party loan		(7,038,038)
Proceeds from the issuance of common stock		5
Business Combination, net of issuance costs paid		384,893,088
Repurchase of common shares to pay employee withholding taxes		(23,245,913)
Net cash provided by financing activities		361,647,180
Net increase in cash and cash equivalents		209,841,257
Cash and cash equivalents, beginning of the period		0
Cash and cash equivalents, end of the period	0	209,841,257
Supplemental disclosure of cash flow information
Cash paid for interest		26,912
Cash paid for income taxes, net
Supplemental disclosure of noncash investing and financing activities
Property and equipment purchases in accounts payable	1,642	18,070
Net assets assumed from GWAC in the Business Combination		433,186
Non-cash fair value of private warrants		$ 261,060
Deferred offering costs included in accrued expenses	$ 171,450